Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(In thousands)
Balance at December 31, 2015	3,166,968	6,053,672	$2.13	7.6	$20,605
Granted (unaudited)	(794,496)	794,496	4.53
Exercised (unaudited)	—	(157,174)	0.70
Cancelled (unaudited)	211,454	(211,454)	4.27

Balance at June 30, 2016 (unaudited)	2,583,926	6,479,540	$2.39	7.4	$13,211

Vested and exercisable at June 30, 2016 (unaudited)		3,736,516	$1.38	6.4	$10,669
Vested and expected to vest at June 30, 2016 (unaudited)		6,228,743	$2.34	7.4	$12,950

A summary of the Company’s stock option activity and related information is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(In thousands)
Balance at January 1, 2013	306,097	1,907,644	$0.71	6.3	$28
Additional authorized	2,359,662
Granted	(1,190,349)	1,190,349	0.70
Exercised		(1,463)	0.68
Cancelled	372,957	(372,957)	0.69

Balance at December 31, 2013	1,848,367	2,723,573	0.71	7.7	$138
Granted	(1,642,799)	1,642,799	0.84
Exercised	—	(28,320)	0.73
Cancelled	89,533	(89,533)	0.74

Balance at December 31, 2014	295,101	4,248,519	0.76	7.7	$8,343
Additional authorized	4,708,447	—
Granted	(1,975,673)	1,975,673	5.03
Exercised	—	(31,427)	0.76
Cancelled	139,093	(139,093)	1.46

Balance at December 31, 2015	3,166,968	6,053,672	$2.13	7.6	$20,605

Vested and exercisable at December 31, 2014		2,379,076	$0.72	6.8	$4,764
Vested and expected to vest at December 31, 2014		3,777,913	$0.78	7.5	$7,452
Vested and exercisable at December 31, 2015		3,179,361	$0.96	6.4	$14,451
Vested and expected to vest at December 31, 2015		5,786,950	$2.08	7.5	$19,990

Schedule of Weighted-Average Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Employee Stock Option at Grant Date

The fair value of employee stock option was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2016	2015
	(Unaudited)
Expected term (in years)	6.0	6.0
Expected volatility%	69.7%	52.3%
Risk-free interest rate%	1.3%	1.6%
Expected dividend yield%	0.0%	0.0%

The fair value of employee stock options was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Expected term (in years)	5.9	5.7	6.2
Expected volatility (%)	68.7%	50.7%	52.4%
Risk-free interest rate (%)	1.8%	1.8%	1.2%
Expected dividend yield (%)	0.0%	0.0%	0.0%

Summary of Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations is classified as follows (in thousands):

	Six Months Ended June 30,
	2016	2015
	(Unaudited)
Research and development	$356	$48
Selling and marketing	38	10
General and administrative	851	90

Total stock-based compensation expense	$1,245	$148

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations is classified as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Research and development	$262	$85	$29
Selling and marketing	50	15	9
General and administrative	754	218	181

Total stock-based compensation expense	$1,066	$318	$219